CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 207,272	$ 127,691
Restricted cash and short-term deposits	58,421	100,361
Trade accounts receivable	23,950	29,648
Inventories	1,195	1,533
Other current assets	668,893	8,682
Assets held for sale	0	267,766
Amounts due from related parties	1,473	2,112
Total current assets	961,204	537,793
Non-current
Restricted cash	72,847	62,820
Investments in affiliates	51,292	44,385
Asset under development	831,456	658,247
Vessels and equipment, net	2,930,321	2,983,073
Other non-current assets	98,977	27,911
Total assets	4,946,097	4,314,229
Current
Current portion of long-term debt and short-term debt	(1,323,098)	(982,845)
Trade accounts payable	(8,399)	(10,579)
Accrued expenses	(85,330)	(89,357)
Other current liabilities	(139,222)	(85,419)
Amounts due to related parties	0	(12,006)
Total current liabilities	(1,556,049)	(1,180,206)
Non-current
Long-term debt	(1,056,483)	(1,367,937)
Other non-current liabilities	(118,637)	(135,439)
Total liabilities	(2,731,169)	(2,683,582)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest [Abstract]
Stockholders' equity	(1,811,052)	(1,292,523)
Non-controlling interests	(403,876)	(338,124)
Total liabilities and stockholders' equity	$ (4,946,097)	$ (4,314,229)